Disposal	12 Months Ended
Dec. 31, 2018
Disposal [Abstract]
DISPOSAL

Note 4 – DISPOSAL

On December 8, 2016, the Company sold all of the assets and liabilities of Jinmo to a third party. The disposal transaction was immaterial and thus was not classified as discontinued operations in the accompanying consolidated financial statements for the year ended December 31, 2016.